N-CSR
1


                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)

     Registrant's telephone number, including area code: (401) 421-1411

                     Date of fiscal year end: October 31

                 Date of reporting period: October 31, 2005

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-----------------------------------------------------------------------
TABLE OF CONTENTS                                     OCTOBER 31, 2005

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                     OCEAN STATE TAX EXEMPT FUND [LOGO]

                           REPORT OF THE PRESIDENT
                              October 31, 2005

      The Federal Reserve appears to be nearing the end of their cycle of rate hikes. Since June 2004 we've witnessed twelve increases in the overnight lending rates between banks, commonly known as the Fed Funds Rate. Resilient U.S. consumer spending and rising oil prices have contributed to the Federal Reserve program to keep increasing rates in a long-term effort to fight inflation.

      How has the bond market responded to these rate hikes? Long-term rates have remained relatively flat whereas short-term rates have risen dramatically. For many investors this "flattening" of the yield curve, or the spread between short and long-term rates, is a cause for concern. In the previous ten episodes of a pronounced flattening or inversion of the yield curve, the expansion has tipped into a recession six times. Should Ocean State Tax Exempt Fund investors worry?

      In our view with current long-term rates so low this environment could lead to slower growth but will not likely cause a recession. The Fed Funds Rate is still well below the level that has existed before past recessions. Much of the slowing in our economy could be attributed to higher fuel costs, a situation that has drastically improved of late, rather than a broad increase in the overall cost of goods and services.

      Interestingly, the gloom and doom that a recession spells for the economy and correspondingly for the equity market could have the opposite effect for investors in bonds or municipal bond funds like the Ocean State Tax Exempt Fund. A recession could prove profitable to bond investors if the economy slows and the Fed is moved to lower interest rates. Whatever the future may hold the Fund's investment objective of preservation of principal with a high level of current income exempt from Rhode Island and Federal taxes for Rhode Island investors holds true in any investment environment.

      Happy holidays!

                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                           as of October 31, 2005


                                                             Prior
                                   November 1, 2004       Fiscal Year      November 1, 2000    November 1, 1995
                                        through              Ended              through             through
                                   October 31, 2005    October 31, 2004    October 31, 2005    October 31, 2005
                                   ----------------    ----------------    ----------------    ----------------

Total Rate of Return (b)
  Based on:
    Net Asset Value                      0.56%               3.55%               3.95%               4.24%
    Offering Price                      -3.50%              -0.62%               3.09%               3.82%


                                         As of               As of
                                   October 31, 2005    October 31, 2004
                                   ----------------    ----------------

30-day Current Yield
  Based on:
    Net Asset Value                      3.04%               3.30%
    Offering Price                       2.92%               3.16%

30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                      5.20%               5.58%
    Offering Price                       4.99%               5.34%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 13.0 years as of October 31, 2005.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                            % of Total Portfolio
                            --------------------
                              as of       as of
      Rating                10/31/05    10/31/04
      ------                --------    --------

      Aaa/AAA                68.14%      73.32%
      Aa/AA                  24.55%      24.94%
      A                       3.52%       1.74%
      Baa/BBB                 3.79%          0%
      Not Rated                  0%          0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2005, shareholders subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. All dividend income is exempt from local, state and Federal taxes for Rhode Island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

              MANAGEMENT'S DISCUSSION OF INVESTMENT PERFORMANCE

      October 31, 2005 marked the end of the Fund's nineteenth fiscal year. During the prior 12 months, the Fund's net asset value (NAV) declined from $10.46 to $10.16. The Fund's dividend distribution climbed from $0.35 to $0.36 per share during the year while the Fund's total return on net asset value was 0.56%.*

      During the year the Fund's management continued to increase the Fund's average maturity from 11 to 13 years while the Aaa/AAA component of the portfolio was reduced to 68%. Management concentrated on adding longer-term, lower-rated investment grade bonds and higher yielding bonds during the period. In addition, management has worked to emphasize call protection in a period where bond calls increased due to the continued low long-term interest rate environment.

      Insured general obligation bonds represented the largest sector weighting of the bond's portfolio followed by insured revenue bonds.** Fund management remains focused on the Fund's investment objective to provide as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with the preservation of principal.

Fund Expenses Borne by Shareholders During the Period from
 May 31, 2005 through October 31, 2005.

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2005 through October 31, 2005.

Actual Expenses

      The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

* A portion of the Fund's income may be subject to Federal income and/or state income tax. The total return on net asset value does not include the 4.00% maximum sales charge.
** Private insurance does not decrease the risk of loss of principal associated with this investment.

Hypothetical Example for Comparison Purposes

      The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses Table

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                     Expenses
                Annualized      Beginning          Ending          Paid During
                  Expense     Account Value    Account Value*        Period**
                   Ratio          5/1/05          10/31/05       5/1/05-10/31/05
                ----------    -------------    --------------    ---------------

Actual             1.48%        $1,000.00         $  994.10           $7.42
Hypothetical       1.48%        $1,000.00         $1,025.00           $7.53

* Ending account value reflects the ending account value assuming the actual return per year before expenses (Actual) and a hypothetical 5% return per year before expenses (Hypothetical).
** Expenses paid is equal to the annualized expense ratio for the most recent 6 month period, as shown above, multiplied by the average account value over the period multiplied by the number of days in the period divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                           as of October 31, 2005


                                   ASSETS

Investments at value (identified cost $27,112,396) (Note 1A)    $27,890,083
Interest receivable                                                 344,853
                                                                -----------
      TOTAL ASSETS                                              $28,234,936

                                 LIABILITIES

Overdraft                                                       $     1,885
Distribution payable to shareholders                                 35,589
Accrued management fees                                              14,012
Accrued expenses                                                     14,750
                                                                -----------
      TOTAL LIABILITIES                                         $    66,236
                                                                ===========

      NET ASSETS                                                $28,168,700
                                                                ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)               $    27,737
Additional paid-in capital                                       27,304,194
Accumulated net realized gain on investment transactions            131,539
Distributions in excess of net investment income                    (72,457)
Net unrealized appreciation of investments                          777,687
                                                                -----------

TOTAL-REPRESENTING NET ASSETS AT VALUE FOR 2,773,653 SHARES
 OUTSTANDING                                                    $28,168,700
                                                                ===========

COMPUTATION OF NET ASSET VALUE & OFFERING PRICE:
Net Assets                                                      $28,168,700
Divided by number of shares outstanding                           2,773,653
Net asset value                                                 $     10.16
                                                                ===========
Offering price                                                  $     10.58
                                                                ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the year ended October 31, 2005


Investment Income

Interest income (Note 1C)                                                         $1,386,440
Expenses:
  Adviser fees (Note 2)                                              $ 103,777
  Administrator fees (Note 2)                                           74,127
  Transfer agent fees                                                   69,446
  Auditing fees                                                         41,532
  Legal fees and expenses                                               40,710
  Trustees fees and expenses                                            23,622
  Custody                                                               21,255
  Distribution expenses (Note 5)                                        21,076
  Shareholder reports                                                    8,861
  Miscellaneous expenses                                                 3,206
  Pricing fees                                                           2,646
  Registration fees                                                      1,765
  Insurance                                                              1,431
                                                                     ---------
                                                                     $ 413,454
                                                                                  ----------
       Net Investment Income                                                      $  972,986

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain on Investments                                     $ 121,718
Net Change in Unrealized Appreciation/Depreciation of Investments     (931,565)
Net Realized and Unrealized Loss on Investments                                     (809,847)
                                                                                  ----------

Net Increase in Net Assets Resulting from Operations                              $  163,139
                                                                                  ==========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                           For the Period        Fiscal Year
                                                                Ended               Ended
                                                          October 31, 2005    October 31, 2004
                                                          ----------------    ----------------

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                     $   972,986         $ 1,059,913
  Net realized gain on investments                              121,718              23,002
  Change in unrealized appreciation (depreciation)
   of investments                                              (931,565)             53,989
                                                            -----------         -----------

  Net increase in net assets resulting from operations      $   163,139         $ 1,136,904

Dividends and distributions to shareholders from:
  Net investment income ($.34 per share in 2005 and
   $.35 per share in 2004)                                     (965,687)         (1,059,913)
  Net realized gains ($.02 per share in 2005 and
   $.03 per share in 2004)                                      (62,898)            (92,412)
  Net decrease from fund share transactions (Note 4)         (2,551,021)         (1,514,293)
                                                            -----------         -----------

      Total (decrease) in net assets                         (3,416,467)         (1,529,714)

NET ASSETS:
  Beginning of year                                          31,585,167          33,114,881
                                                            -----------         -----------

  End of period                                             $28,168,700         $31,585,167
                                                            ===========         ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                            Fiscal      Fiscal      Fiscal      Fiscal      Fiscal
                                             Year        Year        Year        Year        Year
                                             Ended       Ended       Ended       Ended       Ended
                                           10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
                                           --------    --------    --------    --------    --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year         $ 10.46     $ 10.48     $ 10.54     $ 10.55     $ 10.25
Net investment income                          .34         .35         .42         .45         .47
Net realized and unrealized gain (loss)
 on investment                                (.28)        .01        (.03)       (.01)        .30
                                           -------     -------     -------     -------     -------
Total from Investment Operations               .06         .36         .39         .44         .77
                                           -------     -------     -------     -------     -------

Less Distributions:
Dividends from net investment income          (.34)       (.35)       (.42)       (.45)       (.47)
Distribution from net realized gains          (.02)       (.03)       (.03)       (.00)       (.00)
                                           -------     -------     -------     -------     -------
Total Distributions                           (.36)       (.38)       (.45)       (.45)       (.47)
                                           -------     -------     -------     -------     -------
Net Asset Value, End of Year               $ 10.16     $ 10.46     $ 10.48     $ 10.54     $ 10.55
                                           =======     =======     =======     =======     =======

Total investment return at Net Asset
 Value (a)                                    0.56%       3.55%       3.60%       4.21%       7.63%
Ratios and Supplemental Data:
Net Assets, End of Year (000's
 omitted)                                  $28,169     $31,585     $33,115     $36,089     $36,303
Ratio of expenses to average
 net assets                                   1.39%       1.24%       1.06%       1.04%       1.19%
Ratio of net investment income to
 average net assets                           3.27%       3.40%       3.82%       4.25%       4.52%
Portfolio turnover                              13%         15%         19%         17%          4%
Fund expenses per share                        .14         .13         .12         .11         .13
Net investment income per share                .34         .35         .42         .45         .47

(a)   Total investment return does not reflect sales load.

Average share method was used to calculate financial highlights.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                              October 31, 2005

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of October 31, 2005 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At October 31, 2005, 93.11% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 2005, 81.49% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 21.94% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

NOTE 1 Significant Accounting Policies (continued)

      C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2005 and 2004 were as follows:


                             2005        2004
                             ----        ----

Tax-Exempt Income          $965,687    $1,059,913
Long-Term Capital Gains      62,898        92,412

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments of market discounts. Permanent differences are generally due to the treatment of market discount upon disposition. Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

      As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:


Undistributed Long-Term Capital Gains    $ 92,276
Unrealized Appreciation                   816,950

      D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

NOTE 2 ADVISORY AND ADMINSTRATIVE SERVICES AND OTHER AFFILIATED
TRANSACTIONS

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

NOTE 2 ADVISORY AND ADMINSTRATIVE SERVICES AND OTHER AFFILIATED
 TRANSACTIONS (continued)

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 2005 was $2,000.

      Legal fees and expenses of $40,710 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2004 through October 31, 2005, the Distributor received $5,636 in commissions as a result of Fund share sales.

NOTE 3 INVESTMENT TRANSACTIONS

      During the period ended October 31, 2005 purchases and sales of investment securities, other than short-term investments, aggregated $3,906,037 and $6,290,208, respectively. The aggregate cost of investments for Federal income tax purposes was $27,073,133. At October 31, 2005, gross unrealized appreciation on investment securities was $894,795 and gross unrealized depreciation on investment securities was $77,845.

NOTE 4 SHARES OF BENEFICIAL INTEREST

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares         Amount
                                                      ------         ------

      Balance at 10/31/03                           3,158,805     $31,397,245
      Shares sold                                     312,218       3,209,753
      Shares issued in reinvestment of dividends       57,598         601,754
      Shares redeemed                                (507,839)     (5,325,800)
                                                    ---------     -----------
      Net decrease                                   (138,023)     (1,514,293)
                                                    ---------     -----------
      Balance at 10/31/04                           3,020,782     $29,882,952
                                                    =========     ===========
      Shares sold                                     140,947       1,456,842
      Shares issued in reinvestment of dividends       49,576         511,851
      Shares redeemed                                (437,652)     (4,519,714)
                                                    ---------     -----------
      Net decrease                                   (247,129)     (2,551,021)
                                                    ---------     -----------
      Balance at 10/31/05                           2,773,653     $27,331,931
                                                    =========     ===========

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

NOTE 5 DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $21,076 under the Plan during fiscal 2005.

                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                           as of October 31, 2005


                                                                                   Ratings
Principal                                                                          Moody's/              Value
 Amount                                                                     Standard & Poor's (b)      (Note 1)
---------                                                                   ---------------------      --------

MUNICIPAL SECURITIES (99.01%) (a)
Rhode Island General Obligation and Revenue (65.92%) (a)
$  500,000    Barrington School District 5.00%, 10/1/14                           Aa-2/NR            $   530,040
   200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11          Aaa/AAA                204,344
   250,000    Cranston General Obligation FSA Insured 5.00%, 2/15/24              Aaa/AAA                260,125
   250,000    Cranston General Obligation FSA Insured 5.00%, 2/15/22              Aaa/AAA                261,363
   225,000    Middletown General Obligation 4.00%, 7/15/12                        Aa-3/NR                227,365
    75,000    North Kingstown General Obligation 6.70%, 12/15/05                  Aa-3/NR                 75,330
    80,000    North Kingstown General Obligation 6.80%, 12/15/06                  Aa-3/NR                 83,238
   200,000    North Kingstown General Obligation FGIC Insured 5.70%,
               10/1/18                                                            Aaa/NR                 218,614
   500,000    North Providence General Obligation FSA Insured 4.00%,
               10/15/17                                                           Aaa/AAA                493,445
   500,000    Providence General Obligation FSA Insured 5.00%, 7/15/14            Aaa/AAA                539,070
   150,000    Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13          Aaa/AAA                156,747
   500,000    Providence Public Bldg. Auth. AMBAC Insured 5.125%,
               12/15/14                                                           Aaa/AAA                533,770
   685,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18           Aaa/AAA                707,420
   250,000    Providence Public Bldg. Auth. AMBAC Insured 5.25%,
               12/15/15                                                           Aaa/AAA                268,145
   500,000    Providence Redevelopment Auth. AMBAC Insured 5.30%,
               4/1/12                                                             Aaa/NR                 540,765
   200,000    Providence Redevelopment Radian Insured 4.25%, 9/1/13               NR/AA                  201,582
    16,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06             Aaa/AAA                 16,033
   250,000    Warwick General Obligation FSA Insured 4.00%, 7/15/11               Aaa/AAA                254,713
   250,000    Warwick General Obligation FSA Insured 4.125%, 7/15/13              Aaa/AAA                254,163
   500,000    West Warwick General Obligation 5.00%, 10/15/25                     A-3/NR                 503,655
   145,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
               6.50%, 10/1/06                                                     Aaa/AAA                146,997
   100,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                Aaa/AAA                103,841
   100,000    Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18               Aaa/AAA                102,469
   225,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18                Aaa/AAA                235,240
   500,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19                Aaa/AAA                530,605
   500,000    Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25                Aaa/AAA                490,230
   650,000    Rhode Island Depositors Economic Protection Corp.
               MBIA Insured Escrowed to Maturity 6.55%, 8/1/10                    Aaa/AAA                714,367
   215,000    Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22              Aaa/AAA                267,844
   250,000    Rhode Island Depositors Economic Protection Corp.
               Escrowed to Maturity 5.75%, 8/1/21                                 Aaa/NR                 289,890
   500,000    Rhode Island Economic Department of Transportation
               AMBAC Insured 3.75%, 6/15/13                                       Aaa/AAA                497,365
   500,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/12                                          Aaa/AAA                528,155




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                   Ratings
Principal                                                                          Moody's/              Value
 Amount                                                                     Standard & Poor's (b)      (Note 1)
---------                                                                   ---------------------      --------

MUNICIPAL SECURITIES (99.01%) (a)-(Continued)
Rhode Island General Obligation and Revenue (65.92%) (a)-(Continued)
$  395,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/13                                          Aaa/AAA            $   416,725
   545,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/14                                          Aaa/AAA                574,261
   450,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.00%, 7/1/18                                          Aaa/AAA                468,522
 1,100,000    Rhode Island Economic Development Corp. Providence Place
               Radian Insured 6.125%, 7/1/20                                      NR/AA                1,207,789
   100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                Aaa/AAA                104,616
   250,000    RI COPS Kent County Courthouse MBIA Insured 5.00%,
               10/1/22                                                            Aaa/AAA                260,575
   300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
               AMBAC Insured 5.125%, 6/1/12                                       Aaa/AAA                311,661
   500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.25%, 2/1/10                                                      Aaa/AAA                526,550
   500,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18          Aaa/AAA                527,035
   300,000    Rhode Island General Obligation FGIC Insured 5.125%, 7/15/14        Aaa/AAA                314,460
   500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15          Aaa/AAA                514,910
 1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16          Aaa/AAA              1,086,150
   400,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14             Aaa/AAA                433,032
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16             Aaa/AAA                264,140
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15             Aaa/AAA                264,140
 1,000,000    Tobacco Settlement Financing Corp. 6.25%, 6/1/42                    Baa-3/BBB            1,058,270
                                                                                                     -----------
              Total Rhode Island General Obligation and Revenue                                      $18,569,766
                                                                                                     -----------

Rhode Island Health & Education Building Corporation (21.92%)(a)
$  100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15             Aaa/AAA            $   105,806
   300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16             Aaa/AAA                317,010
   100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                          Aaa/AAA                104,912
   780,000    Brown University 5.25%, 9/1/16                                      Aa-1/AA+               831,449
   400,000    Brown University 5.00%, 9/1/19                                      Aa-1/AA+               413,044
   500,000    Brown University 5.00%, 9/1/23                                      Aa-1/AA+               515,410
   250,000    Salve Regina College Radian Insured 5.25%, 3/15/18                  NR/AA                  263,142
   750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                  Aaa/AAA                771,990
   500,000    Johnson & Wales College XL Capital 5.25%, 4/1/14                    Aaa/AAA                541,725
   250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15            Aaa/AAA                256,310
   585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17            Aaa/AAA                602,334
   500,000    St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18        Aa-3/NR                529,550
   300,000    Lifespan MBIA Insured 5.75%, 5/15/23                                Aaa/AAA                315,447
   100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14           NR/AA                  101,000
   500,000    Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24                   Aa2/NR                 504,715
                                                                                                     -----------
              Total Rhode Island Health & Education Building Corporation                             $ 6,173,844
                                                                                                     -----------




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                   Ratings
Principal                                                                          Moody's/              Value
 Amount                                                                     Standard & Poor's (b)      (Note 1)
---------                                                                   ---------------------      --------

MUNICIPAL SECURITIES (99.01%) (a)-(Continued)
Rhode Island Housing & Mortgage Finance Corporation (5.27%)(a)
$  120,000    5.65%, 10/1/07                                                      NR/A               $   121,122
   400,000    5.00%, 10/1/16                                                      Aa-2/AA+               403,656
    10,000    6.50%, 10/1/22                                                      Aa-2/AA+                10,015
   950,000    4.30%, 10/1/17                                                      Aa-2/AA+               945,592
     5,000    6.50%, 4/1/27                                                       Aa-2/AA+                 5,003
                                                                                                     -----------
              Total Rhode Island Housing & Mortgage Finance Corporation                              $ 1,485,388
                                                                                                     -----------
              TOTAL RHODE ISLAND BONDS (93.11%) (a)                                                  $26,228,998
                                                                                                     ===========

Puerto Rico Bonds (5.90%) (a)
$  350,000    Puerto Rico Commonwealth 5.00%, 7/1/29                              Baa2/A-            $   355,883
   250,000    Puerto Rico Electric Power Authority MBIA Insured 5.00%,
               7/1/10                                                             Aaa/AAA                263,972
   500,000    Puerto Rico Electric Power Authority MBIA Insured 5.125%,
               7/1/29                                                             Aaa/AAA                516,430
   500,000    Puerto Rico Municipal Finance Auth. FSA Insured 5.50%,
               7/1/17                                                             Aaa/AAA                524,800
                                                                                                     -----------
              TOTAL PUERTO RICO BONDS (5.90%) (a)                                                    $ 1,661,085
                                                                                                     -----------
              TOTAL INVESTMENTS (Cost $27,112,396)(96.25%)(a)                                        $27,890,083
                                                                                                     -----------
              OTHER ASSETS AND LIABILITIES (0.99%)                                                   $   278,617
                                                                                                     -----------
              TOTAL NET ASSETS (100%)                                                                $28,168,700
                                                                                                     ===========

                     See Notes to Financial Statements.




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)

(a) Percentages indicated are based on net assets of $28,168,700 at October 31, 2005 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.16.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c)   Abbreviations used:

             AMBAC  -American Municipal Bond Assurance Corp.
              CGIC  -Capital Guaranty Insurance Co.
              FGIC  -Financial Guaranty Insurance Co.
               FSA  -Financial Security Assurance Inc.
              MBIA  -Municipal Bond Investors Assurance Corp.
               LOC  -Letter of Credit
            CAPMAC  -Capital Markets Assurance Corp.
            Radian  -Radian Insurance Co.

                         OCEAN STATE TAX EXEMPT FUND
  REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of VLC Trust and Shareholders of
Ocean State Tax Exempt Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Ocean State Tax Exempt Fund (the "Fund") (a portfolio of the VLC Trust), as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund, at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                       /s/ Ernst & Young LLP

Boston, Massachusetts
December 9, 2005

TAX INFORMATION (Unaudited)

      Of the distributions paid by the Fund from investment income, 100% is tax exempt for Federal income tax purposes.

      For the year ended October 31, 2005 the amount of long-term capital gains distributions designated by the Fund was $127,226. The amount of tax exempt interest dividends distributed by the Fund was $965,687.

BASIS FOR THE BOARD OF TRUSTEES APPROVING THE INVESTMENT ADVISORY
 AGREEMENT (Unaudited)

      The Advisory Agreement between the Fund and the Adviser became effective in March of 1988. The Advisory Agreement was initially approved by the holders of a majority of the outstanding shares of the Fund and had an initial term of one year and thereafter is renewed annually. Each annual renewal of the Advisory Agreement must be approved by a majority of the Board of Trustees or by a majority of the holders of the Fund's outstanding voting securities. In addition, each annual renewal is approved by a vote of a majority of the members of the Board of Trustees who are not parties to the agreement or interested parties of any such party, cast in person at a meeting called for such purpose. On November 17, 2005 the Board of Trustees, including a majority of the disinterested trustees, approved the continuation of the Advisory Agreement. In approving the Advisory Agreement, the Board of Trustees considered the qualifications of the Adviser, the scope of the services to be provided to the Fund, the prior performance of the Adviser, the services to be provided to the Fund, and the fee and expenses ratios as compared to a peer group of funds. As part of this approval process, the Board of Trustees considered quarterly reports provided by the Adviser during the year regarding the performance of the Fund and reviewed the basic future strategy of the Adviser with regard to the Fund. In addition, before the Board of Trustees' meeting to decide on whether to renew the Advisory Agreement, the Adviser was requested to provided the Board of Trustee with information and material about the Adviser and its services to the Fund.

As part of its evaluation of the Adviser, the Board of Trustee considered the nature, extent and quality of services to be provided to the Fund by the Adviser. The Board of Trustee noted that the Adviser has significant experience providing investment advice involving fixed-income securities and is qualified to provide investment advisory services to the Fund. Furthermore, the Board of Trustees took into account the absence of shareholder complaints and compliance issues. The Board of Trustees then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the Fund and the investment results of other investment companies with similar investment objectives. The Board of Trustees determined that the prior performance of the Adviser was reasonable in comparision to the relevant benchmarks and that of comparable investment companies, in light of general market conditions. The Board of Trustees considered information relating to the Fund's fees, costs and expense ratios and compared such fees, cost and expense ratios to competitive industry fee structures and expense ratios. The Board of Trustees noted that the expense ratio has consistently been comparable to the average expense ratio for single state municipal bond funds and single state municipal bond funds of similar size. The Board also considered whether the Adviser would receive any fall-out benefits through its relationship with the Fund. The Board of Trustee noted that, except for the Distributor, none of the Fund's other service providers are affiliates of the Adviser, and the Distributor has reallocated any load on sales of Fund shares to the selling group, and determined, therefore, there are no fall-out benefits accruing to the Adviser. In addition, the Board of Trustees considered the Adviser's cost of providing services to the Fund and noted that the Adviser's compensation is reasonable in comparision to other advisory compensation and that the Adviser includes in it advisory fee all expenses associated with administrative services to the Fund. The Board of Trustees noted that every effort is made to share economies of scale with the Fund's shareholders, but given the size of the Fund, it economies of scale are less than that of a larger fund family.

      In its deliberations, the Board of Trustees did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement, although significant weight was accorded the advisory fee levels relative to industry averages for comparable funds based on the comparative data presented at the meeting. The board of Trustees evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board of Trustees considered relevant in the exercise of its reasonable judgment. Also, the Board of Trustees concluded that was satisfied with the Adviser's services, personnel and investment strategies and that it was in the best interests of the Fund to continue its relationship with the Adviser.

Trustees and Officers

The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the Commission's website at
<http://www.sec.gov>. The fund's Form N-Q may be reviewed and copied at the
Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Statement of Additional Information includes additional information about Trustees and is available along with Form N-Q, without charge and upon request, by calling 401-421-1411.

Trustees Background


Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Alfred B. Van Liew *(70)          President (since 1987)        Managing Partner of the Adviser, since 1984;
One Regency Plaza                 and Trustee                   Director of the Distributor since May 1990;
Suite One                         (since 1986)                  Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                  Liew Trust Company, a Rhode Island chartered
                                                                trust company, since 1984, Trustee of Preserve
                                                                Rhode Island since 1971; Adviser to the National
                                                                Trust for Historic Preservation since 1983;
                                                                Trustee of St. Andrew's School since 1984;
                                                                Trustee of the Museum of Yachting since 1988;
                                                                and Trustee of the Seamen's Institute Newport,
                                                                Rhode Island since 1994.

John St. Sauveur * (71)           Trustee (since 1992)          Director of the Adviser (until Dec. 2005); President
219 Great Road                                                  and CEO, WestBank Realty Corporation; Director of
North Smithfield, Rhode Island                                  the Community College of Rhode Island Foundation;
02896                                                           Chairman, Woonsocket Industrial Development
                                                                Corporation; Chairman, Greater Woonsocket
                                                                Industrial Development Foundation; Vice
                                                                Chairman of the North Smithfield Industrial
                                                                Development Corporation; a Vice President and
                                                                Director, Rhode Island Chamber of Commerce
                                                                Federation; Member Rhode Island State Job
                                                                Training Coordinating Council; Finance Chair-
                                                                man, Landmark Medical System and Trustee,
                                                                Landmark Medical Center; Commissioner of the
                                                                Rhode Island Resource Recovery Corporation
                                                                since 1992; Chairman, The Rehabilitation
                                                                Hospital of Rhode Island; Director and Corporate
                                                                Secretary, Gooding Realty Corporation.





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Mary Ann Altrui (62)              Trustee (since 2001)          Administrator of St. Antoine Residence (a
10 Rhodes Avenue                                                nursing facility) (1988-Present); Director of
North Smithfield, Rhode Island                                  Diocesan Elder Care Services (1997-Present);
02896                                                           Oversight responsibility for St. Clare Home;
                                                                Founding member with St. Elizabeth Commu-
                                                                nity, Scandinavian Home and Steere House of
                                                                "CareLink", a Management service organization
                                                                incorporated in 1997; Member of the American
                                                                College of Health Care Administrators, the
                                                                Diocesan Biomedical Ethics Commission of the
                                                                North Smithfield Advisory Council; Director of
                                                                Woonsocket Industrial Development Corporation
                                                                and WIDC Realty Corporation, and serves on
                                                                advisory committees for the Diocese of Provi-
                                                                dence, the State of Rhode Island, and the
                                                                Nonprofit Association of Facilities and Services
                                                                for the Aging.

Milton C. Bickford, Jr. (73)      Trustee (since 1987)          Private investor since 1989; Director (Chairman
147 Beavertail Road                                             1999-2002) of AAA Southern New England;
Jamestown, Rhode Island 02835                                   CEO National Bickford Foremost, Inc. (national
                                                                color printing firm) (1980-1989); Trustee,
                                                                National Traffic Safety Foundation (1999-
                                                                2002).

Meredith A. Curren (45)           Trustee (since 2001)          Since 1990, Chief Financial Officer, Pease &
75 Pennsylvania Avenue                                          Curren, Inc. (refiners of precious metals);
Warwick, Rhode Island 02888                                     Director of Bancorp Rhode Island, Inc. and Bank
                                                                Rhode Island; Board Member, Providence
                                                                Jeweler Club; Board Member Partner, Provi-
                                                                dence Chamber of Commerce; SVP RI Social
                                                                Venture Partners of RI.

Michael E. Hogue (62)             Trustee (since 1989)          Managing Partner, eTime (Insurance Services)
116 Chestnut Street                                             (February 2002-present); President, VIAcorp.
Providence, Rhode Island 02903                                  (Financial Services) (June 1994 until present);
                                                                Assistant Professor of Insurance at the Wharton
                                                                School, University of Pennsylvania; Trustee of
                                                                Trinity Repertory Company (1997-present);
                                                                President of the Jewelry District Association
                                                                (1999-present).





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Arthur H. Lathrop (50)            Trustee (since 2001)          In practice as a Certified Public Accountant (sole
28 Spruce Street                                                proprietor) in Westerly, RI (1991-present);
Westerly, Rhode Island 02891                                    Member of American Institute of Certified Public
                                                                Accountants. Trustee (1998-present) and
                                                                Chairman of the Audit Committee of Westerly
                                                                Savings Bank; Trustee and Assistant Treasurer
                                                                (1990-present) of River Bend Cemetery
                                                                Company; Corporator (1989-present) of
                                                                Community Health of Westerly, Inc.; Profes-
                                                                sional Advisory Council Member (1995-2000)
                                                                of The Rhode Island Foundation; Incorporator of
                                                                Memorial and Library Association of Westerly
                                                                (2004-present).

Lawrence B. Sadwin (61)           Trustee (since 2001)          President, Lifestyle Security, LLC (since August
18 Oyster Point                                                 2002), Division Marketing Leader for General
Warren, Rhode Island 02885                                      Electric (2000-2002); Chief Operating Officer
                                                                (1999-2000), Regional Manager (1998-
                                                                1999), Recruiter (1997-1998) and Long Term
                                                                Care Specialist (1997) for Travelers/NET Plus,
                                                                Inc.; Consultant (1994-1997) for MGS Holding
                                                                Corporation; Member-At-Large National Board of
                                                                Directors, American Heart Association; Member,
                                                                National Leadership Council, Research America;
                                                                Vice Chairman, Landmark Medical Center;
                                                                Chairman of the Board, American Heart Associa-
                                                                tion (2001-2002).

Samuel H. Hallowell, Jr. (57)     Vice President                Partner of the Adviser and Vice President Van
One Regency Plaza                 (since 1989)                  Liew Trust Company (1984-Present);
Suite One                                                       Secretary and Past President Audubon
Providence, Rhode Island 02903                                  Society of Rhode Island; Member Providence
                                                                Society of Security Analysts.

Joseph J. Healy (38)              Vice President                Vice President of the Adviser (1992-present);
One Regency Plaza                 (since 1996)                  Vice President, Van Liew Trust Company;
Suite One                                                       President and General Securities Principal of the
Providence, Rhode Island 02903                                  Distributor (1993-present); Member Providence
                                                                Society of Security Analysts and CFA Institute.

Kevin M. Oates (45)               Vice President and            CCO (2004-present) Partner of the Adviser
One Regency Plaza                 Treasurer (since 1991)        (1996-present); Chief Operating Officer of the
Suite One                                                       Adviser (April, 2000-present) and Van Liew
Providence, Rhode Island 02903                                  Trust Company, and Vice President and Trea-
                                                                surer of the Distributor, since 1991; Vice
                                                                President-Administration of the Adviser
                                                                (1991-2000).





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Margaret D. Farrell (55)          Secretary (since 1986)        Partner, Hinckley, Allen & Snyder LLP, general
1500 Fleet Center                                               legal counsel to the Fund, (1981-Present);
Providence, Rhode Island, 02903                                 Director and Secretary of Bancorp Rhode Island,
                                                                Inc. and Bank Rhode Island; Director Care New
                                                                England Health System; Director and Chairman
                                                                of Women & Infants Corporation; Trustee and
                                                                Chairman Women and Infants Hospital of Rhode
                                                                Island; Secretary, Astro-Med, Inc. (manufacturer
                                                                of graphic recording and printing systems).

PRIVACY POLICY

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

      * Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.
      * None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.
      * Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor                              [LOGO] OCEAN STATE TAX EXEMPT FUND
  Van Liew Securities, Inc.                 (The Portfolio of VLC Trust)
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  Ocean State Tax Exempt Fund
  C/O PFPC, Inc.
  P.O. Box 9839                                     Annual Report
  Providence, Rhode Island 02903                  October 31, 2005

Independent Registered Public
 Accounting Firm
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Mary Ann Altrui
  Milton C. Bickford, Jr.                 Interest income exempt
  Meredith A. Curren                      from Federal and Rhode
  Michael E. Hogue                        Island income taxes
  Arthur H. Lathrop                       from quality municipal
  Lawrence B. Sadwin                      bonds.
  John H. St. Sauveur

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Chief Compliance
   Officer and Treasurer
  Margaret D. Farrell, Secretary

ITEM 2.   CODE OF ETHICS.

(a) The registrant has adopted a code of ethics applicable to its President (as the registrant's principal executive officer), the Treasurer (as the registrant's principal financial and accounting officer) and any other person or persons performing the functions of these offices or the functions of a controller. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-330-1116.

(b) During the period covered by this report, no amendments were adopted to the registrant's code of ethics applicable to its President, Treasurer or other persons performing the functions of those offices or the functions of a controller.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant's board has designated Arthur H. Lathrop, an independent trustee, as its audit committee financial expert. Mr. Lathrop is a practicing certified public accountant and sole proprietor in Westerly, Rhode Island. Previously, Mr. Lathrop served as Tax Manager of Sansiveri, Ryan, Sullivan & Co. of Providence and Westerly, Rhode Island.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d)   The following table sets forth the aggregate fees billed for the past two fiscal years by the independent auditor Ernst & Young LLP, for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to shareholders; and (ii) tax compliance, tax advice and tax return preparation. No fees were paid for audit related or other services.

Fiscal Year Ended      Audit      Audit Related       Tax      All Other
-----------------      -----      -------------       ---      ---------

October 31, 2004      $33,500          $0            $4,000       $0
October 31, 2005      $35,500          $0            $4,300       $0

(e) (1)   The Fund's Audit Committee Charter requires the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee Charter also requires pre-approval of all audit and non-audit services provided to the Adviser and service affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2)   All of the amounts for Audit Fees and Tax Fees in the table above are for services pre-approved by the Fund's Audit Committee.

(f)   Not applicable.

(g) The following table sets forth the aggregate non-audit services for the past two fiscal years provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):

                     All Fees for Non-Audit            Total Amount of
                    Services Provided to the           Foregoing Column
                     Fund, the Adviser and             Pre-Approved by
                       Service Affiliates            the Audit Committee
                    ------------------------         -------------------

October 31, 2004              $0                             $0
October 31, 2005              $0                             $0

(h) Not applicable. No non-audit services were provided to the Fund, the Adviser or any Service Affiliates during the past two fiscal years.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.  Not applicable.
Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6. Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable. Registrant is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

      (i) EX-99.(a) CERT - Certification of President pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

      (ii) EX-99.(b) CERT - Certification of Vice President and Treasurer pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

      (iii) EX-99.906(a) CERT - Certification of President pursuant to
Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

      (iv) EX-99.906(b) CERT - Certification of Vice President and Treasurer pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust
                                       ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: January 5, 2006                  By:/s/ Alfred B. Van Liew
                                          ---------------------------------
                                          Alfred B. Van Liew
                                          President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: January 5, 2006                  By:/s/ Alfred B. Van Liew
                                          ---------------------------------
                                          Alfred B. Van Liew
                                          President


Date: January 5, 2006                  By:/s/ Kevin M. Oates
                                          ---------------------------------
                                          Kevin M. Oates
                                          Vice President & Treasurer